CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2019
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS
CONTRACTUAL COMMITMENTS
(a)Commitments
In the normal course of business, the partnership will enter into contractual obligations which relate to the gathering, processing and transportation delivery agreements for oil and gas products. Also, in the normal course of business, the partnership will enter into supply agreements for raw materials and capital items. As at December 31, 2019, the partnership had $253 million (2018: $282 million) of such commitments outstanding in our industrials segment. Within our infrastructure services segment, the partnership had $693 million (2018: $768 million) in contractual commitments in the form of shipbuilding contracts at Teekay Offshore. Finally, in the normal course of business, the partnership will enter into contractual obligations which relate primarily to expenditures on property, plant and equipment, and intangible assets. As at December 31, 2019, the partnership had $28 million (2018: $nil) of such commitments attributable to our road fuel distribution business.
(b)Lease liabilities
As at December 31, 2019, the undiscounted maturity analysis for the partnership’s assets under lease are as follows:

(US$ MILLIONS)	1 Year	2-5 Years	5+ Years	Total
Lease liability	$229	$545	$603	$1,377
Total lease liability	$229	$545	$603	$1,377